Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant accounting policies [Abstract]
Summary of adjustments arising from application of IFRS 9 and IFRS 16
Summary of adjustments arising from application of IFRS 9 and IFRS 16 as of December 31, 2017

		IFRS 9 Adjustments
($ in thousands)	As reported	Expected credit losses (*)	Modification of financial liabilities	Hedge accounting	IFRS 16 Adjustments	Restated at January 1, 2018
Contracted concessional assets	9,084,270	(53,048)	-	-	62,982	9,094,204
Deferred tax assets	165,136	14,866	(3,055)	-	-	176,947

Long- term project debt	5,228,917	-	(39,599)	-	-	5,189,318
Grants and other liabilities	1,636,060	-	-	-	62,982	1,699,042
Deferred tax liabilities	186,583	-	8,849	-	-	195,432

Other Reserves	80,968	-	-	1,326	-	82,294
Retained Earnings	(477,214)	(38,182)	27,695	(1,326)	-	(489,027)

(*) The expected credit losses provision only applies to the contracted concessional assets recorded as financial assets for an amount before provision of $936,004 thousand as of December 31, 2017 (see Note 6).

Discount rates and growth rates used to calculated recoverable amount for CGUs by segment
Accordingly, the following table provides a summary of the discount rates used (WACC) and growth rates to calculate the recoverable amount for CGUs with the operating segment to which it pertains:

Operating segment	Discount rate	Growth rate
EMEA	4% - 6%	0%
North America	5% - 6%	0%
South America	5% - 7%	0%